JANUARY 10, 2018

SUPPLEMENT TO

HARTFORD SCHRODERS FUNDS PROSPECTUS (CLASS SDR)

(THE HARTFORD MUTUAL FUNDS II, INC.)

DATED MARCH 1, 2017, AS LAST SUPPLEMENTED DECEMBER 14, 2017

HARTFORD SCHRODERS FUNDS PROSPECTUS

(CLASS A, CLASS T, CLASS C, CLASS I, CLASS R3, CLASS R4, CLASS R5, CLASS Y AND CLASS F SHARES)

DATED MARCH 1, 2017, AS LAST SUPPLEMENTED AUGUST 9, 2017

(THE HARTFORD MUTUAL FUNDS II, INC.)

This Supplement contains new and additional information and should be read in connection with your Prospectus.

Effective immediately, Robert Kaynor, CFA is added as a portfolio manager to the Hartford Schroders US Small Cap Opportunities Fund and the Hartford Schroders US Small/Mid Cap Opportunities Fund (each a “Fund” and collectively, the “Funds”).  Jenny B. Jones will continue to be a portfolio manager to the Funds. Accordingly, the above referenced Prospectuses are revised as follows:

(1)         Under the headings “Hartford Schroders US Small Cap Opportunities Fund Summary Section - Management,” and “Hartford Schroders US Small/Mid Cap Opportunities Fund Summary Section - Management,” the following is added after the information for Ms. Jones:

Portfolio Manager	Title	Involved with Fund Since
Robert Kaynor, CFA	Portfolio Manager	2013

(2)         In the section entitled “The Investment Manager and Sub-Advisers – The Investment Sub-Advisers,” the following is added under the headings “Portfolio Managers – US Small Cap Opportunities Fund” and “Portfolio Managers – US Small/Mid Cap Opportunities Fund” after the information for Ms. Jones:

Robert Kaynor, CFA, Portfolio Manager and U.S. Small and Small/Mid Cap Research Director, covers a variety of industries in the consumer, producer durables, and materials sectors. Mr. Kaynor joined Schroders as a Senior Equity Analyst for the U.S. Small and MidCap team in 2013 in which he covered the consumer sector.  Prior to joining Schroders, Robert was the Chief Investment Officer at Ballast Capital Management.

This Supplement should be retained with your Prospectus for future reference.

HV-7348	January 2018